Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment consist of the following (in thousands):

	September 30, 2020	December 31, 2019
Equipment	$7,040	$7,230
Furniture and fixtures	629	629
Leasehold improvements	896	896
Software	912	669
Assets not yet placed in service	—	230

Total property and equipment–at cost	9,477	9,654
Less: Accumulated depreciation	(7,059)	(5,903)

Property and equipment, net	$2,418	$3,751

Total depreciation and amortization expense for three months ended September 30, 2020 and 2019, was $0.4 million and $0.5 million, respectively. Total depreciation and amortization expense for nine months ended September 30, 2020 and 2019, was $1.3 million and $1.6 million, respectively.

5. Property and Equipment

Property and equipment as of December 31, 2019 and 2018, consisted of the following (in thousands):

	2019	2018
Equipment	$7,230	$6,904
Furniture and fixtures	629	599
Leasehold Improvements	896	1,172
Software	669	581
Assets not yet placed in service	230	207

Total property and equipment–at cost	9,654	9,463
Less: Accumulated depreciation and amortization	(5,903)	(4,096)

Property and equipment, net	$3,751	$5,367

Total depreciation and amortization expense for the years ended December 31, 2019 and 2018, was $2.1 and $1.9, respectively.